Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2015
Deferred revenue [Abstract]
Schedule of deferred revenue
	December 31,
	2014	2015
	RMB	RMB

Deferred revenue, current:
IVAS revenues	331,555	361,023
Education revenues	22,899	21,577
Government grants	1,696	2,700
Total current deferred revenue	356,150	385,300

Deferred revenue, non-current:
IVAS revenues	23,850	20,085
Government grants	533	667
Total non-current deferred revenue	24,383	20,752